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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-10377

Registrant Name: PIMCO Municipal Income Fund

Address of Principal Executive Offices: 1345 Avenue of the Americas New York, New York 10105

Name and Address of Agent for Service: Lawrence G. Altadonna – 1345 Avenue of the Americas New York, New York 10105

Registrant’s telephone number, including area code: 212-739-3371

Date of Fiscal Year End: April 30, 2007

Date of Reporting Period: January 31, 2007

Form N-Q is to be used by the registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (‘‘OMB’’) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

PIMCO Municipal Income Fund
Schedule of Investments
January 31, 2007 (unaudited)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
MUNICIPAL BONDS & NOTES–93.0%
	Alabama–1.9%
$ 2,500	Birmingham Baptist Medical Centers Special Care Facs. Financing Auth. Rev., 5.875%, 11/15/24, Ser. A	Baa1/NR	$ 2,642,025
8,000	Huntsville Health Care Auth. Rev., 5.75%, 6/1/31, Ser. A	A2/NR	8,454,240
			11,096,265
	Alaska–1.1%
6,000	Northern Tobacco Securitization Corp. Rev., 5.50%, 6/1/29, (Pre-refunded @ $100, 6/1/11) (a)	Aaa/AAA	6,392,820
	Arizona–0.9%
2,000	Apache Cnty. Industrial Dev. Auth. Rev., Pollution Control Rev., Tucson Electric Power Co., 5.875%, 3/1/33, Ser. B	Baa3/B+	2,001,940
3,500	Salt River Project Agricultural Improvement & Power Dist. Rev., 4.75%, 1/1/35, Ser. A	Aa1/AA	3,594,500
			5,596,440
	Arkansas–0.4%
8,500	Arkansas Dev. Finance Auth. Rev., zero coupon, 7/1/36 (AMBAC)	Aaa/AAA	2,137,495
	California–3.6%
10,000	Golden State Tobacco Securitization Corp., Tobacco Settlement Rev., 6.75%, 6/1/39, Ser. 2003-A-1	Baa3/BBB	11,438,000
10,000	Riverside Cnty. Public Financing Auth., Tax Allocation, 4.50%, 10/1/30, Ser. A (XLCA)	Aaa/AAA	9,985,000
			21,423,000
	Colorado–2.4%
	Denver Health & Hospital Auth. Healthcare Rev., Ser. A,
2,000	5.375%, 12/1/28	Baa3/BBB	2,020,420
1,000	6.00%, 12/1/23	Baa3/BBB	1,062,970
12,400	Health Facs. Auth. Retirement Facs. Rev., zero coupon, 7/15/24	NR/AAA	5,715,036
4,965	Northwest Parkway Public Highway Auth. Rev., 7.125%, 6/15/41, Ser. D	B3/CCC	5,354,206
			14,152,632
	Connecticut–0.2%
1,000	State Dev. Auth. Pollution Control Rev., 5.85%, 9/1/28	Baa1/BBB−	1,047,200
	District of Columbia–1.0%
5,325	Tobacco Settlement Financing Corp. Rev., 6.25%, 5/15/24	Baa3/BBB	5,684,704
	Florida–1.7%
9,000	Highlands Cnty. Health Facs. Auth. Rev., Adventist Health System, 6.00%, 11/15/31, Ser. A, (Pre-refunded @ $101, 11/15/11) (a)	A2/NR	9,928,080
	Georgia–1.9%
	Municipal Electric Auth. Power Rev. (MBIA-IBC),
9,700	5.50%, 1/1/20	Aaa/AAA	10,647,399
300	5.50%, 1/1/20, Ser. Z	Aaa/AAA	331,104
			10,978,503

PIMCO Municipal Income Fund
Schedule of Investments
January 31, 2007 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
	Illinois–12.7%
	Chicago, GO, Ser. A (FGIC),
$ 2,935	5.375%, 1/1/34	Aaa/AAA	$3,030,505
6,145	5.375%, 1/1/34, (Pre-refunded @ $101, 1/1/09) (a)	Aaa/AAA	6,385,146
10,115	Chicago Board of Education, GO, zero coupon, 12/1/31, Ser. A (FGIC)	Aaa/AAA	3,247,421
2,000	Chicago Water Rev., 5.25%, 11/1/27, (Pre-refunded @ $102, 11/1/07) (FGIC) (a)	Aaa/AAA	2,063,000
	Educational Facs. Auth. Rev.,
1,115	Midwestern Univ., 5.50%, 5/15/18, Ser. B	NR/A−	1,142,507
	Univ. of Chicago,
5,000	5.125, 7/1/38, Ser. A (k)	NR/NR	5,106,743
190	5.25%, 7/1/41	Aa1/AA	200,150
4,810	5.25%, 7/1/41, (Pre-refunded @ $101, 7/1/11) (a)	Aa1/AA	5,123,155
	Finance Auth. Rev.,
3,000	5.00%, 12/1/36 (c)	NR/BBB	3,047,505
5,000	5.50%, 11/15/29, (Pre-refunded @ $101, 11/15/09) (a)	A2/A+	5,254,600
1,260	5.65%, 11/15/24, (Pre-refunded @ $101, 11/15/09) (a)	A2/A+	1,329,098
	Health Facs. Auth. Rev.,
3,000	Decatur Memorial Hospital, 5.75%, 10/1/24	A2/A	3,175,080
5,425	Silver Cross Hospital, 5.50%, 8/15/25, (Pre-refunded @ $101, 8/15/09) (a)	NR/A	5,695,870
	Lake Cnty. Community High School Dist., GO, Ser. B (FGIC),
5,000	zero coupon, 2/1/19	Aaa/AAA	2,974,250
5,000	zero coupon, 2/1/20	Aaa/AAA	2,837,300
5,690	zero coupon, 2/1/22	Aaa/AAA	2,941,787
7,345	Regional Transportation Auth. Rev., 5.50%, 6/1/23, Ser. B (FGIC)	Aaa/AAA	8,511,753
3,000	State Sales Tax Rev., 5.125%, 6/15/20, Ser. 1	Aa3/AAA	3,150,840
	Univ. Rev. (FGIC),
1,495	5.25%, 4/1/32	Aaa/AAA	1,559,988
3,505	5.25%, 4/1/32, (Pre-refunded @ $100, 4/1/11) (a)	Aaa/AAA	3,699,878
4,000	Winnebago-Boone ETC Cntys. Rock Valley Community College, Dist. No. 511, GO, 5.30%, 10/1/18, (Partially pre-refunded @ $100, 10/1/10) (FGIC) (a)	Aaa/NR	4,173,600
			74,650,176
	Indiana–1.7%
6,500	Carmel School Building Corp. Rev., 5.00%, 7/15/22, (Pre-refunded @ $101, 7/15/11) (MBIA) (a)	Aaa/AAA	6,773,065
1,225	Richland-Bean Blossom School Building Corp. Rev., 5.00%, 1/15/22 (FGIC)	Aaa/AAA	1,267,838
1,825	Zionsville Community Schools Building Corp. Rev., 5.00%, 7/15/27, Ser. A (FSA)	NR/AAA	1,910,666
			9,951,569
	Kansas–3.5%
	Wichita Hospital Rev.,
5,000	5.625%, 11/15/31, Ser. III	NR/A+	5,306,050
14,370	6.25%, 11/15/24, Ser. XI	NR/A+	15,328,048
			20,634,098

PIMCO Municipal Income Fund
Schedule of Investments
January 31, 2007 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
	Kentucky–0.2%
$ 910	Economic Dev. Finance Auth. Hospital Facs. Rev., St. Luke’s Hospital, 6.00%, 10/1/19	A3/A	$1,006,605
	Louisiana–5.9%
4,300	Local Gov’t Environmental Facs. & Community Dev. Auth. Rev., 6.55%, 9/1/25 (ACA)	NR/A	4,864,203
27,895	Tobacco Settlement Financing Corp. Rev., 5.875%, 5/15/39, Ser. 2001-B	Baa3/BBB	29,950,025
			34,814,228
	Maryland–0.2%
1,150	Baltimore Water Project Rev., 5.125%, 7/1/42, Ser. A (FGIC)	Aaa/AAA	1,200,358
	Massachusetts–1.8%
10,000	State Health & Educational Facs. Auth. Rev., Partners Healthcare System, 5.75%, 7/1/32, Ser. C (k)	Aa2/AA	10,725,400
	Michigan–4.4%
	Detroit, GO, Ser. A-1 (MBIA),
1,000	5.375%, 4/1/15	Aaa/AAA	1,060,880
1,000	5.375%, 4/1/17	Aaa/AAA	1,058,700
5,650	Forest Hills Public Schools, GO, 5.25%, 5/1/18, (Pre-refunded @ $100, 5/1/10) (a)	Aa2/NR	5,891,876
3,000	Mount Clemens Community School Dist., GO, 5.00%, 5/1/31	Aa2/AA	3,103,260
50	Royal Oak Hospital Finance Auth. Rev., William Beaumont Hospital, 5.25%, 11/15/35, Ser. M (MBIA)	Aaa/AAA	51,897
4,000	State Hospital Finance Auth. Rev., Detroit Medical Center, 6.25%, 8/15/13	Ba3/BB−	4,019,040
2,000	State Strategic Fund Ltd. Obligation Rev., Detroit Edison Pollution Control Co., 5.45%, 9/1/29	A3/BBB+	2,107,200
3,000	Taylor Tax Increment Finance Auth., 5.375%, 5/1/17 (FSA)	Aaa/AAA	3,173,550
6,255	Wayne Charter Cnty. Airport Fac. Rev., 6.75%, 12/1/15 (d)	NR/NR	5,535,863
			26,002,266
	Minnesota–0.6%
	Agricultural & Economic Dev. Board Rev., Health Care System,
95	6.375%, 11/15/29	A2/A	104,527
2,905	6.375%, 11/15/29, (Pre-refunded @ $101, 11/15/10) (a)	A2/A	3,190,939
			3,295,466
	Missouri–0.4%
2,500	Interstate 470 & 350 Transportation Dev. Dist. Rev., 6.35%, 5/1/22	NR/NR	2,532,925
	Nevada–3.5%
3,000	Clark Cnty. Rev., 5.25%, 7/1/34, Ser. B, (Pre-refunded @ $100, 7/1/11) (FGIC) (a)	Aaa/AAA	3,176,070
4,250	Truckee Meadows Water Auth. Rev., 5.25%, 7/1/34, Ser. A, (Pre-refunded @ $100, 7/1/11) (FSA) (a)	Aaa/AAA	4,499,432
12,185	Washoe County, Water & Sewer, GO, 5.00%, 1/1/35 (MBIA) (k)	Aaa/AAA	12,828,490
			20,503,992

PIMCO Municipal Income Fund
Schedule of Investments
January 31, 2007 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
	New Hampshire–0.5%
$ 3,000	State Business Finance Auth. Pollution Control Rev., Conn. Light & Power Co., 5.85%, 12/1/22	Baa1/BBB−	$3,143,580
	New Jersey–3.8%
	Camden Cnty. Improvement Auth. Rev., Cooper Health System,
240	5.60%, 2/15/07	Baa3/BBB	239,998
875	6.00%, 2/15/27, (Pre-refunded @ $102, 2/15/07) (a)	Baa3/BBB	893,025
16,550	Economic Dev. Auth., Kapkowski Road Landfill Project, Special Assessment, 5.75%, 4/1/31	Baa3/NR	18,183,816
	Economic Dev. Auth. Rev., Arbor Glen,
2,510	5.875%, 5/15/16	NR/NR	2,588,563
450	5.875%, 5/15/16, Ser. A, (Pre-refunded @ $102, 5/15/09) (a)	NR/NR	478,318
			22,383,720
	New Mexico–0.4%
2,500	Farmington Pollution Control Rev., 5.80%, 4/1/22	Baa2/BBB	2,517,475
	New York–2.2%
5,000	Liberty Dev. Corp. Rev., Goldman Sachs Headquarters, 5.25%, 10/1/35	Aa3/AA−	5,732,750
	New York City Municipal Water Finance Auth., Water & Sewer System Rev.,
1,120	5.00%, 6/15/37, Ser. D (k)	NR/NR	1,174,510
3,000	5.00%, 6/15/39, Ser. A	Aa2/AA+	3,127,320
2,875	Westchester Cnty. Healthcare Corp. Rev., 5.875%, 11/1/25, Ser. A	Ba2/BB	2,992,358
			13,026,938
	North Carolina–0.5%
	Capital Facs. Finance Agcy. Rev., Duke Univ. Project,
570	5.125%, 10/1/41, Ser. A	Aa1/AA+	591,808
2,430	5.125%, 10/1/41, Ser. A, (Pre-refunded @ $100, 10/1/11) (a)	Aaa/AAA	2,570,333
			3,162,141
	Ohio–1.1%
	Lorain Cnty. Hospital Rev., Catholic Healthcare Partners,
2,500	5.625%, 10/1/17	Aa3/AA−	2,676,250
2,565	5.75%, 10/1/18	Aa3/AA−	2,753,630
1,235	State Turnpike Commission Rev., 5.50%, 2/15/15	Aa3/AA	1,309,866
			6,739,746
	Pennsylvania–3.9%
	Allegheny Cnty.,
5,780	Hospital Dev. Auth. Rev., 9.25%, 11/15/30, Ser. B	Ba3/B+	6,860,051
1,000	Industrial Dev. Auth. Rev., USX Corp., 5.60%, 9/1/30	Baa1/BBB+	1,036,620
1,095	Port Auth. Rev., 5.25%, 3/1/20 (FGIC)	Aaa/AAA	1,158,641
2,575	Delaware Cnty. Auth. College Rev., Neumann College, 5.80%, 10/1/17	NR/BBB−	2,690,927
6,200	Higher Educational Facs. Auth. Rev., 6.00%, 1/15/31, Ser. A	Aa3/A+	6,736,672
4,610	Philadelphia Hospitals & Higher Education Facs. Hospital Rev., Temple Univ. Hospital, 6.625%, 11/15/23, Ser. A	Baa2/BBB	4,647,018
			23,129,929

PIMCO Municipal Income Fund
Schedule of Investments
January 31, 2007 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
	Puerto Rico–2.3%
$ 850	Commonwealth of Puerto Rico, GO, 5.00%, 7/1/35, Ser. B	Baa3/BBB	$886,907
1,600	Electric Power Auth., Power Rev., 5.125%, 7/1/29, Ser. NN	A3/BBB+	1,681,392
10,665	Gov’t Dev. Bank for Puerto Rico Rev., 5.00%, 12/1/08, Ser. B	Baa3/BBB	10,857,610
			13,425,909
	Rhode Island–3.3%
18,000	Tobacco Settlement Financing Corp. Rev., 6.25%, 6/1/42, Ser. A	Baa3/BBB	19,220,220
	South Carolina–4.6%
	Greenwood Cnty. Hospital Rev., Self Memorial Hospital,
3,500	5.50%, 10/1/21	A2/A	3,685,850
2,000	5.50%, 10/1/26	A2/A	2,103,600
3,000	Jobs Economic Dev. Auth. Hospital Facs. Rev., Georgetown Memorial Hospital, 5.375%, 2/1/30 (Radian)	NR/AA	3,136,590
15,600	Tobacco Settlement Rev., Management Auth., 6.375%, 5/15/30, Ser. B	Baa3/BBB	18,126,264
			27,052,304
	Tennessee–0.1%
940	Memphis Health Educational & Housing Fac. Rev., Wesley Housing Corp. Project, 6.95%, 1/1/20 (e)	NR/NR	898,137
	Texas–13.0%
1,750	Austin Convention Enterprises, Inc., 5.75%, 1/1/32, Ser. B, (Pre-refunded @ $100, 1/1/11) (a)	Aaa/NR	1,870,085
4,000	Austin Rev., 5.25%, 5/15/31, Ser. A & B (FSA)	Aaa/AAA	4,170,600
2,935	Bell Cnty. Health Fac. Dev. Corp. Rev., 5.25%, 11/15/19	NR/A−	2,986,010
10,000	Coppell Independent School Dist., GO, zero coupon, 8/15/29 (PSF-GTD)	Aaa/AAA	3,550,300
	Corpus Christi Refinance & Improvement, GO (FSA),
1,125	5.375%, 3/1/18	Aaa/AAA	1,188,630
1,740	5.375%, 3/1/18, (Pre-refunded @ $100, 3/1/11) (a)	Aaa/AAA	1,843,112
9,000	Cypress-Fairbanks Independent School Dist., GO, 4.80%, 2/15/26, Ser. B (PSF-GTD)	Aaa/AAA	9,313,020
	Duncanville Independent School Dist., GO, Ser. B (PSF-GTD),
20	5.25%, 2/15/32	Aaa/AAA	21,063
3,660	5.25%, 2/15/32, (Pre-refunded @ $100, 2/15/12) (a)	Aaa/AAA	3,900,755
	Harris Cnty. Health Facs. Dev. Corp. Rev. (a),
5,000	Christus Health, 5.375%, 7/1/29, Ser. A, (Pre-refunded @ $101, 7/1/09) (MBIA)	Aaa/AAA	5,226,050
7,000	Memorial Hermann Healthcare, 6.375%, 6/1/29, (Pre-refunded @ $101, 6/1/11)	A2/A+	7,759,430
8,500	St. Lukes Episcopal Hospital, 5.375%, 2/15/26, Ser. A, (Pre-refunded @ $100, 8/15/11) (a)(k)	NR/AAA	9,037,527
2,000	Mansfield Independent School Dist., GO, 5.25%, 2/15/23 (PSF-GTD)	Aaa/AAA	2,100,400
4,380	Southlake Park Dev. Corp. Rev., 5.60%, 8/15/31, (Pre-refunded @ $100, 2/15/11) (AMBAC) (a)	Aaa/AAA	4,643,282
4,530	State, GO, 5.30%, 8/1/18, Ser. A	Aa1/AA	4,774,258
19,990	State Turnpike Auth. Rev., zero coupon, 8/15/25, Ser. A (AMBAC)	Aaa/AAA	8,732,831
4,920	Univ. Rev., 5.00%, 7/1/26, Ser. B, (Pre-refunded @ $100, 7/1/14) (a)	Aaa/AAA	5,278,127
			76,395,480

PIMCO Municipal Income Fund
Schedule of Investments
January 31, 2007 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
	Utah–1.2%
$ 7,000	Salt Lake Cnty. Hospital Rev., IHC Health Services, 5.125%, 2/15/33 (AMBAC)	Aaa/AAA	$7,277,760
	Washington–2.0%
	Cowlitz Cnty. School Dist. No. 458 Kelso, GO, (Pre-refunded @ $100, 12/1/11) (FSA) (a),
985	5.625%, 12/1/14	Aaa/NR	1,065,277
1,225	5.625%, 12/1/16	Aaa/NR	1,324,838
3,415	Kent, GO, 5.375%, 12/1/20 (MBIA)	Aaa/AAA	3,612,797
5,420	King Cnty. School Dist. No. 1 Seattle, GO, 5.25%, 12/1/21, Ser. A (MBIA)	Aaa/AAA	5,728,777
			11,731,689
	Wisconsin–4.1%
	Badger Tobacco Asset Securitization Corp. Rev.,
5,000	5.75%, 6/1/12	Baa3/BBB	5,348,650
9,785	6.00%, 6/1/17	Baa3/BBB	10,486,389
3,515	State, GO, 5.00%, 5/1/22, Ser. A (FGIC)	Aaa/AAA	3,681,119
2,230	State Health & Educational Facs. Auth. Rev., Kenosha Hospital & Medical Center, 5.625%, 5/15/29	NR/A	2,289,764
2,250	Wisconsin Health & Educational Facs. Auth., Divine Savior Healthcare Rev., 5.00%, 5/1/32	NR/BBB	2,264,715
			24,070,637
	Total Municipal Bonds & Notes (cost–$510,795,478)		547,929,887
VARIABLE RATE NOTES (g)–3.7%
	Hawaii–0.3%
1,388	City & Cnty. of Honolulu Rev., 9.52%, 7/1/23, Ser. 400 (FGIC) (b)(f)	Aaa/NR	1,574,882
	Illinois–0.6%
2,902	Cook Cnty., GO, 9.52%, 11/15/28, Ser. 458 (FGIC) (b)(f)	Aaa/NR	3,448,170
	Nevada–0.0%
—†	Washoe Cnty., GO, 9.54%, 1/1/35, Ser. 1241 (MBIA) (b)(f)	Aaa/AAA	29
	New York–1.7%
	New York City Municipal Water Finance Auth. Rev.,
2,600	7.130%, 6/15/26 (b)(f)	NR/AA+	3,109,600
6,000	8.688%, 6/15/39	Aa2/AA2	7,133,760
			10,243,360
	Texas–0.8%
	Harris Cnty. Health Facs. Dev. Corp. Rev. (b)(f),
3,595	11.40%, 7/1/29, Ser. 357 (MBIA)	Aaa/NR	4,407,650
	Washington–0.3%
1,800	Seattle, GO, 10.15%, 12/15/28, Ser. 348 (b)(f)	Aa1/NR	1,994,040
	Total Variable Rate Notes (cost–$17,863,564)		21,668,131

PIMCO Municipal Income Fund
Schedule of Investments
January 31, 2007 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
VARIABLE RATE DEMAND NOTES (g)(h)–3.0%
	Florida–0.9%
$5,300	Jacksonville, Pollution Control Rev., 3.73%, 2/1/07	Aa3/A-1	$5,300,000
	Illinois–0.2%
1,600	Chicago Board of Education, GO, 3.74%, 2/1/07, Ser. D (FGIC)	Aaa/A-1+	1,600,000
	Michigan–0.4%
1,500	Royal Oak Hospital Finance Auth. Rev., William Beaumont Hospital, 3.75%, 2/1/07 (AMBAC)	Aaa/A-1	1,500,000
750	Univ. Rev., 3.75%, 2/1/07, Ser. A	Aa2/A-1+	750,000
			2,250,000
	New Jersey–0.5%
2,900	Rutgers State Univ. Rev., 3.62%, 2/1/07, Ser. A	Aa3/A-1+	2,900,000
	New York–1.0%
	New York City Transitional Finance Auth. Rev.,
1,100	3.70%, 2/1/07, Ser. B	Aa1/A-1+	1,100,000
4,675	3.70%, 2/1/07, Ser. 3	VMIG1/A-1+	4,675,000
			5,775,000
	Total Variable Rate Demand Notes (cost–$17,825,000)		17,825,000
U.S. TREASURY BILLS (i)–0.3%
1,560	4.80%-4.90%, 3/1/07-3/15/07 (cost–$1,551,623)		1,551,623
OPTIONS PURCHASED (j)–0.0%
Contracts
	Put Options–0.0%
	Eurodollar Futures, Chicago Mercantile Exchange,
125	strike price $92, expires 3/19/07 (cost–$1,188)		781
	Total Investments before options written (cost–$548,036,853)–100.0%		588,975,422
OPTIONS WRITTEN (j)–(0.0)%
	Call Options–(0.0)%
240	U.S. Treasury Notes 10 yr. Futures, Chicago Board of Trade,
	strike price $110, expires 2/23/07 (premiums received–$100,470)		(3,750)
	Total Investments net of options written (cost–$547,936,383)–100.0%		$588,971,672

Notes to Schedule of Investments:

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the quoted mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded options and futures are valued at the settlement price determined by the relevant exchange. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily until settlement at the forward settlement value. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold. The Fund’s net asset value is determined daily as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (‘‘NYSE’’) on each day the NYSE is open for business.

†	Principal Amount less than $500.

(a)	Pre-refunded bonds are collateralized by U.S. Government or other eligible securities which are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date).

(b)	144A Security – Security exempt from registration, under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(c)	When-issued security. To be settled after January 31, 2007.

(d)	Security in default.

(e)	Fair-valued security.

(f)	Residual Interest Municipal Bonds (‘‘RIBS’’)/Residual Interest Tax Exempt Bonds (‘‘RITES’’) – The interest rate shown bears an inverse relationship to the interest rate on another security or the value of an index.

(g)	Variable Rate Notes – instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on January 31, 2007.

(h)	Maturity date shown is date of next put.

(i)	All or partial amount segregated as collateral for futures contracts, options written, or when-issued securities.

(j)	Non-income producing.

(k)	Residual Interest Bonds Held in Trust – Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction.

Glossary:

ACA – insured by American Capital Access Holding Ltd.

AMBAC – insured by American Municipal Bond Assurance Corp.

CIFG – insured by CDC IXIS Financial Guaranty Services, Inc.

FGIC – insured by Financial Guaranty Insurance Co.

FSA – insured by Financial Security Assurance, Inc.

GO – General Obligation Bond

GTD – Guaranteed

IBC – Insurance Bond Certificate

MBIA – insured by Municipal Bond Investors Assurance

NR – Not Rated

PSF – Public School Fund

Radian – insured by Radian Guaranty, Inc.

XLCA – insured by XL Capital Assurance

Other Investments:

(1)	Futures contracts outstanding at January 31, 2007:

Type		Contracts	Market Value (000)	Expiration Date	Unrealized Appreciation (Depreciation)
Long:	Financial Future Euro – 90 day	176	$41,648	6/18/07	$(155,825)
	Financial Future Euro – 90 day	176	41,688	9/17/07	(120,800)
	Financial Future Euro – 90 day	176	41,727	12/17/07	(83,400)
	Financial Future Euro – 90 day	176	41,752	3/17/08	(54,800)
Short:	U.S. Treasury Bond Futures	(296)	(32,597)	3/21/07	887,406
	U.S. Treasury Notes 10 yr. Futures	(354)	(37,790)	3/21/07	757,781
					$1,230,362

(2)	Transactions in options written for the nine months ended January 31, 2007:

	Contracts	Premiums
Options outstanding, April 30, 2006	2,141	$544,557
Options written	3,022	504,710
Options terminated in closing transactions	(1,577)	(303,015)
Options expired	(3,346)	(645,782)
Options outstanding, January 31, 2007	240	$100,470

Item 2.    Controls and Procedures

(a) The registrant’s President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

Prior to reaching this conclusion, the principal officers had become aware of matters relating to the Registrant’s participation in certain inverse floater structures that required enhancements to certain controls. The Registrant’s management determined that controls relating to the review and analysis of relevant terms and conditions of certain transfers of securities under the provisions of Statement of Financial Accounting Standards No. 140 ‘‘Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities’’ (‘‘SFAS 140’’) were not effective.

The Registrant’s Management is taking such further actions as are necessary to revise its disclosure controls and procedures in order to increase the effectiveness of these controls with respect to the accounting treatment of transfers of certain inverse floater transactions. However, as discussed above, the registrant enhanced controls related to the accounting treatment of transfers of certain inverse floater transactions.

(b) There were no significant changes in the registrant’s internal controls or in factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.    Exhibits

(a) Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO Municipal Income Fund
By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: April 2, 2007

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: April 2, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dated indicated.

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: April 2, 2007

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: April 2, 2007